Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000065485 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065485 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065485 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000065485 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000065485 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000065485 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000065485 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065485 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065485 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000065485 | China
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000065485 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000065485 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065485 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065485 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065485 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065485 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065485 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088912 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088912 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000088912 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000088912 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000088912 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088912 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088912 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000088912 | France
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000088912 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000088912 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088912 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000088912 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088912 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088912 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088912 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088912 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051964 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000051964 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000051964 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000051964 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000051964 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000051964 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000051964 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069669 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000069669 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000069669 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069669 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069669 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000069669 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | 0 to 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051965 | 1 to 2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000051965 | 2 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000051965 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000051965 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000051965 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000051965 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000051965 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%